Segment and corporate information - Geographic Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue external customers	€ 16,546,873,000	€ 17,783,572,000	€ 16,569,715,000
Long-lived assets	17,500,198,000	17,065,613,000	18,067,240,000
Germany
Disclosure of geographical areas [line items]
Revenue external customers	426,327,276.09	433,105,000	380,887,000
Long-lived assets	948,355,000	905,571,000	835,690,000
North America
Disclosure of geographical areas [line items]
Revenue external customers	11,569,732,000	12,878,665,000	12,030,093,000
Long-lived assets	13,260,913,000	13,037,452,000	14,379,237,000
Rest of the World
Disclosure of geographical areas [line items]
Revenue external customers	4,550,813,723.91	4,471,802,000	4,158,735,000
Long-lived assets	€ 3,290,930,000	€ 3,122,590,000	€ 2,852,313,000